Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Mar. 31, 2017
Predecessor
Schedule of Components of Income Tax Expense (Benefit)

	2017	2016
Deferred tax assets:
NOL carryover	$18,372,400	$18,771,905
Related party accrued payroll	2,200	203,373
Deferred tax liabilities:	-	-
Valuation allowance	(18,374,600)	(18,975,278)
Total long-term deferred income tax assets	$-	$-